Balance Sheet Components - Schedule of inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 12,024	$ 9,335
Finished goods	23,237	13,867
Total inventories	$ 35,261	$ 23,202